RECEIVABLES AND OTHER (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
RECEIVABLES AND OTHER
Prepaid expenses and deposits	$ 439,637	$ 156,234
Tax receivables	13,332	34,330
Total	$ 452,969	$ 190,564